BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Directors) (Details) - Director [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Directors	Dec. 31, 2017 USD ($) Directors	Dec. 31, 2016 USD ($) Directors
Disclosure of transactions between related parties [line items]
Compensation to directors not employed by the Company or on its behalf | $	$ 261	$ 329	$ 322
Number of directors received the above compensation by the Company | Directors	7	6	9